Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In September 2022, we adopted a policy and procedures for granting equity-based awards, which applies to all equity-based awards to directors, officers, employees, and consultants under our equity plans, including stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance shares and performance units. The Navitas Semiconductor Corporation 2021 Equity Incentive Plan (the “Equity Plan”) provides for the issuance of restricted stock units and stock options. Virtually all of our equity-based awards consist of RSUs, with the exception of stock option grants issued in 2026 to certain members of the executive leadership team. In addition, three former executive officers received Long-Term Incentive Plan (“LTIP”) option awards in 2021 and 2022. The Company’s use of stock options is discussed below under “Executive and Director Compensation—Long-Term Incentive Performance Awards to Executive Officers.” During the fiscal year end December 31, 2025 we did not award stock options, stock appreciation rights or similar awards to any of our executive officers.

Under the policy, it is the intent of the Company not to manipulate the timing of the public release of material information, or the timing of any equity-based award, with the intent of benefiting an award recipient. We have never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

Under the policy, it is the intent of the Company not to manipulate the timing of the public release of material information, or the timing of any equity-based award, with the intent of benefiting an award recipient. We have never timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the fiscal year end December 31, 2025 we did not award stock options, stock appreciation rights or similar awards to any of our executive officers.
MNPI Disclosure Timed for Compensation Value	false